Financial instruments (Details 15) (Recurring basis, CHF) In Millions, unless otherwise specified			3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended															3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended			3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended			3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended					3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended					3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended							3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended			3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended			3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended							3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended			3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended									3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended					3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended					3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended							3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended			3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended																			3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended					3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended			3 Months Ended																	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended			3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended					3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended															3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended			3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended			3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2014 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Dec. 31, 2013 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Dec. 31, 2013 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions Discounted cash flow Minimum	Jun. 30, 2014 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions Discounted cash flow Minimum	Dec. 31, 2013 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions Discounted cash flow Maximum	Jun. 30, 2014 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions Discounted cash flow Maximum	Dec. 31, 2013 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions Discounted cash flow Weighted average	Jun. 30, 2014 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions Discounted cash flow Weighted average	Jun. 30, 2014 Trading assets	Dec. 31, 2013 Trading assets	Jun. 30, 2013 Trading assets	Dec. 31, 2012 Trading assets	Jun. 30, 2014 Trading assets Debt securities	Dec. 31, 2013 Trading assets Debt securities	Jun. 30, 2013 Trading assets Debt securities	Dec. 31, 2012 Trading assets Debt securities	Jun. 30, 2014 Trading assets Debt securities Corporate debt securities	Dec. 31, 2013 Trading assets Debt securities Corporate debt securities	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities	Jun. 30, 2014 Trading assets Debt securities Corporate debt securities Option model	Dec. 31, 2013 Trading assets Debt securities Corporate debt securities Option model	Dec. 31, 2013 Trading assets Debt securities Corporate debt securities Option model Minimum	Jun. 30, 2014 Trading assets Debt securities Corporate debt securities Option model Minimum	Dec. 31, 2013 Trading assets Debt securities Corporate debt securities Option model Maximum	Jun. 30, 2014 Trading assets Debt securities Corporate debt securities Option model Maximum	Dec. 31, 2013 Trading assets Debt securities Corporate debt securities Option model Weighted average	Jun. 30, 2014 Trading assets Debt securities Corporate debt securities Option model Weighted average	Jun. 30, 2014 Trading assets Debt securities Corporate debt securities Discounted cash flow	Dec. 31, 2013 Trading assets Debt securities Corporate debt securities Discounted cash flow	Dec. 31, 2013 Trading assets Debt securities Corporate debt securities Discounted cash flow Minimum	Jun. 30, 2014 Trading assets Debt securities Corporate debt securities Discounted cash flow Minimum	Dec. 31, 2013 Trading assets Debt securities Corporate debt securities Discounted cash flow Maximum	Jun. 30, 2014 Trading assets Debt securities Corporate debt securities Discounted cash flow Maximum	Dec. 31, 2013 Trading assets Debt securities Corporate debt securities Discounted cash flow Weighted average	Jun. 30, 2014 Trading assets Debt securities Corporate debt securities Discounted cash flow Weighted average	Jun. 30, 2014 Trading assets Debt securities Corporate debt securities Market comparable	Dec. 31, 2013 Trading assets Debt securities Corporate debt securities Market comparable	Dec. 31, 2013 Trading assets Debt securities Corporate debt securities Market comparable Minimum	Jun. 30, 2014 Trading assets Debt securities Corporate debt securities Market comparable Minimum	Dec. 31, 2013 Trading assets Debt securities Corporate debt securities Market comparable Maximum	Jun. 30, 2014 Trading assets Debt securities Corporate debt securities Market comparable Maximum	Dec. 31, 2013 Trading assets Debt securities Corporate debt securities Market comparable Weighted average	Jun. 30, 2014 Trading assets Debt securities Corporate debt securities Market comparable Weighted average	Jun. 30, 2014 Trading assets Debt securities RMBS	Dec. 31, 2013 Trading assets Debt securities RMBS	Jun. 30, 2013 Trading assets Debt securities RMBS	Dec. 31, 2012 Trading assets Debt securities RMBS	Dec. 31, 2013 Trading assets Debt securities RMBS Discounted cash flow Minimum	Jun. 30, 2014 Trading assets Debt securities RMBS Discounted cash flow Minimum	Dec. 31, 2013 Trading assets Debt securities RMBS Discounted cash flow Maximum	Jun. 30, 2014 Trading assets Debt securities RMBS Discounted cash flow Maximum	Dec. 31, 2013 Trading assets Debt securities RMBS Discounted cash flow Weighted average	Jun. 30, 2014 Trading assets Debt securities RMBS Discounted cash flow Weighted average	Jun. 30, 2014 Trading assets Debt securities CMBS	Dec. 31, 2013 Trading assets Debt securities CMBS	Jun. 30, 2013 Trading assets Debt securities CMBS	Dec. 31, 2012 Trading assets Debt securities CMBS	Dec. 31, 2013 Trading assets Debt securities CMBS Discounted cash flow Minimum	Jun. 30, 2014 Trading assets Debt securities CMBS Discounted cash flow Minimum	Dec. 31, 2013 Trading assets Debt securities CMBS Discounted cash flow Maximum	Jun. 30, 2014 Trading assets Debt securities CMBS Discounted cash flow Maximum	Dec. 31, 2013 Trading assets Debt securities CMBS Discounted cash flow Weighted average	Jun. 30, 2014 Trading assets Debt securities CMBS Discounted cash flow Weighted average	Jun. 30, 2014 Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2013 Trading assets Debt securities Collateralized debt obligations	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations	Jun. 30, 2014 Trading assets Debt securities Collateralized debt obligations Discounted cash flow	Dec. 31, 2013 Trading assets Debt securities Collateralized debt obligations Discounted cash flow	Dec. 31, 2013 Trading assets Debt securities Collateralized debt obligations Discounted cash flow Minimum	Jun. 30, 2014 Trading assets Debt securities Collateralized debt obligations Discounted cash flow Minimum	Dec. 31, 2013 Trading assets Debt securities Collateralized debt obligations Discounted cash flow Maximum	Jun. 30, 2014 Trading assets Debt securities Collateralized debt obligations Discounted cash flow Maximum	Dec. 31, 2013 Trading assets Debt securities Collateralized debt obligations Discounted cash flow Weighted average	Jun. 30, 2014 Trading assets Debt securities Collateralized debt obligations Discounted cash flow Weighted average	Jun. 30, 2014 Trading assets Debt securities Collateralized debt obligations Vendor price	Dec. 31, 2013 Trading assets Debt securities Collateralized debt obligations Vendor price	Dec. 31, 2013 Trading assets Debt securities Collateralized debt obligations Vendor price Minimum	Jun. 30, 2014 Trading assets Debt securities Collateralized debt obligations Vendor price Minimum	Dec. 31, 2013 Trading assets Debt securities Collateralized debt obligations Vendor price Maximum	Jun. 30, 2014 Trading assets Debt securities Collateralized debt obligations Vendor price Maximum	Dec. 31, 2013 Trading assets Debt securities Collateralized debt obligations Vendor price Weighted average	Jun. 30, 2014 Trading assets Debt securities Collateralized debt obligations Vendor price Weighted average	Jun. 30, 2014 Trading assets Debt securities Collateralized debt obligations Market comparable	Dec. 31, 2013 Trading assets Debt securities Collateralized debt obligations Market comparable	Dec. 31, 2013 Trading assets Debt securities Collateralized debt obligations Market comparable Minimum	Jun. 30, 2014 Trading assets Debt securities Collateralized debt obligations Market comparable Minimum	Dec. 31, 2013 Trading assets Debt securities Collateralized debt obligations Market comparable Maximum	Jun. 30, 2014 Trading assets Debt securities Collateralized debt obligations Market comparable Maximum	Dec. 31, 2013 Trading assets Debt securities Collateralized debt obligations Market comparable Weighted average	Jun. 30, 2014 Trading assets Debt securities Collateralized debt obligations Market comparable Weighted average	Jun. 30, 2014 Trading assets Equity securities	Dec. 31, 2013 Trading assets Equity securities	Jun. 30, 2013 Trading assets Equity securities	Dec. 31, 2012 Trading assets Equity securities	Jun. 30, 2014 Trading assets Equity securities Discounted cash flow	Dec. 31, 2013 Trading assets Equity securities Discounted cash flow	Dec. 31, 2013 Trading assets Equity securities Discounted cash flow Minimum	Jun. 30, 2014 Trading assets Equity securities Discounted cash flow Minimum	Dec. 31, 2013 Trading assets Equity securities Discounted cash flow Maximum	Jun. 30, 2014 Trading assets Equity securities Discounted cash flow Maximum	Dec. 31, 2013 Trading assets Equity securities Discounted cash flow Weighted average	Jun. 30, 2014 Trading assets Equity securities Discounted cash flow Weighted average	Jun. 30, 2014 Trading assets Equity securities Market comparable	Dec. 31, 2013 Trading assets Equity securities Market comparable	Dec. 31, 2013 Trading assets Equity securities Market comparable Minimum	Jun. 30, 2014 Trading assets Equity securities Market comparable Minimum	Dec. 31, 2013 Trading assets Equity securities Market comparable Maximum	Jun. 30, 2014 Trading assets Equity securities Market comparable Maximum	Dec. 31, 2013 Trading assets Equity securities Market comparable Weighted average	Jun. 30, 2014 Trading assets Equity securities Market comparable Weighted average	Jun. 30, 2014 Trading assets Derivative instruments	Dec. 31, 2013 Trading assets Derivative instruments	Jun. 30, 2013 Trading assets Derivative instruments	Dec. 31, 2012 Trading assets Derivative instruments	Jun. 30, 2014 Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2013 Trading assets Derivative instruments Interest rate derivatives	Jun. 30, 2013 Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2012 Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2013 Trading assets Derivative instruments Interest rate derivatives Option model Minimum	Jun. 30, 2014 Trading assets Derivative instruments Interest rate derivatives Option model Minimum	Dec. 31, 2013 Trading assets Derivative instruments Interest rate derivatives Option model Maximum	Jun. 30, 2014 Trading assets Derivative instruments Interest rate derivatives Option model Maximum	Dec. 31, 2013 Trading assets Derivative instruments Interest rate derivatives Option model Weighted average	Jun. 30, 2014 Trading assets Derivative instruments Interest rate derivatives Option model Weighted average	Jun. 30, 2014 Trading assets Derivative instruments Credit derivatives	Dec. 31, 2013 Trading assets Derivative instruments Credit derivatives	Jun. 30, 2013 Trading assets Derivative instruments Credit derivatives	Dec. 31, 2012 Trading assets Derivative instruments Credit derivatives	Dec. 31, 2013 Trading assets Derivative instruments Credit derivatives Discounted cash flow Minimum	Jun. 30, 2014 Trading assets Derivative instruments Credit derivatives Discounted cash flow Minimum	Dec. 31, 2013 Trading assets Derivative instruments Credit derivatives Discounted cash flow Maximum	Jun. 30, 2014 Trading assets Derivative instruments Credit derivatives Discounted cash flow Maximum	Dec. 31, 2013 Trading assets Derivative instruments Credit derivatives Discounted cash flow Weighted average	Jun. 30, 2014 Trading assets Derivative instruments Credit derivatives Discounted cash flow Weighted average	Jun. 30, 2014 Trading assets Derivative instruments Equity/Index-related products	Dec. 31, 2013 Trading assets Derivative instruments Equity/Index-related products	Jun. 30, 2013 Trading assets Derivative instruments Equity/Index-related products	Dec. 31, 2012 Trading assets Derivative instruments Equity/Index-related products	Dec. 31, 2013 Trading assets Derivative instruments Equity/Index-related products Option model Minimum	Jun. 30, 2014 Trading assets Derivative instruments Equity/Index-related products Option model Minimum	Dec. 31, 2013 Trading assets Derivative instruments Equity/Index-related products Option model Maximum	Jun. 30, 2014 Trading assets Derivative instruments Equity/Index-related products Option model Maximum	Dec. 31, 2013 Trading assets Derivative instruments Equity/Index-related products Option model Weighted average	Jun. 30, 2014 Trading assets Derivative instruments Equity/Index-related products Option model Weighted average	Jun. 30, 2014 Trading assets Other	Dec. 31, 2013 Trading assets Other	Jun. 30, 2013 Trading assets Other	Dec. 31, 2012 Trading assets Other	Jun. 30, 2014 Trading assets Other Discounted cash flow	Dec. 31, 2013 Trading assets Other Discounted cash flow	Dec. 31, 2013 Trading assets Other Discounted cash flow Minimum	Jun. 30, 2014 Trading assets Other Discounted cash flow Minimum	Dec. 31, 2013 Trading assets Other Discounted cash flow Maximum	Jun. 30, 2014 Trading assets Other Discounted cash flow Maximum	Dec. 31, 2013 Trading assets Other Discounted cash flow Weighted average	Jun. 30, 2014 Trading assets Other Discounted cash flow Weighted average	Jun. 30, 2014 Trading assets Other Market comparable	Dec. 31, 2013 Trading assets Other Market comparable	Dec. 31, 2013 Trading assets Other Market comparable Minimum	Jun. 30, 2014 Trading assets Other Market comparable Minimum	Dec. 31, 2013 Trading assets Other Market comparable Maximum	Jun. 30, 2014 Trading assets Other Market comparable Maximum	Dec. 31, 2013 Trading assets Other Market comparable Weighted average	Jun. 30, 2014 Trading assets Other Market comparable Weighted average	Jun. 30, 2014 Investment securities	Dec. 31, 2013 Investment securities	Jun. 30, 2013 Investment securities	Dec. 31, 2012 Investment securities	Jun. 30, 2014 Other investments	Dec. 31, 2013 Other investments	Jun. 30, 2013 Other investments	Dec. 31, 2012 Other investments	Jun. 30, 2014 Other investments Private equity	Dec. 31, 2013 Other investments Private equity	Jun. 30, 2014 Other investments Hedge funds	Dec. 31, 2013 Other investments Hedge funds	Jun. 30, 2014 Other investments Other equity investments	Dec. 31, 2013 Other investments Other equity investments	Jun. 30, 2014 Other investments Life finance instruments	Dec. 31, 2013 Other investments Life finance instruments	Jun. 30, 2013 Other investments Life finance instruments	Dec. 31, 2012 Other investments Life finance instruments	Dec. 31, 2013 Other investments Life finance instruments Discounted cash flow Minimum	Jun. 30, 2014 Other investments Life finance instruments Discounted cash flow Minimum	Dec. 31, 2013 Other investments Life finance instruments Discounted cash flow Maximum	Jun. 30, 2014 Other investments Life finance instruments Discounted cash flow Maximum	Dec. 31, 2013 Other investments Life finance instruments Discounted cash flow Weighted average	Jun. 30, 2014 Other investments Life finance instruments Discounted cash flow Weighted average	Jun. 30, 2014 Other investments Other equity investments - of which private	Dec. 31, 2013 Other investments Other equity investments - of which private	Jun. 30, 2014 Other investments Other equity investments - of which private Discounted cash flow	Dec. 31, 2013 Other investments Other equity investments - of which private Discounted cash flow	Dec. 31, 2013 Other investments Other equity investments - of which private Discounted cash flow Minimum	Jun. 30, 2014 Other investments Other equity investments - of which private Discounted cash flow Minimum	Dec. 31, 2013 Other investments Other equity investments - of which private Discounted cash flow Maximum	Jun. 30, 2014 Other investments Other equity investments - of which private Discounted cash flow Maximum	Dec. 31, 2013 Other investments Other equity investments - of which private Discounted cash flow Weighted average	Jun. 30, 2014 Other investments Other equity investments - of which private Discounted cash flow Weighted average	Jun. 30, 2014 Other investments Other equity investments - of which private Net asset value	Dec. 31, 2013 Other investments Other equity investments - of which private Market comparable	Dec. 31, 2013 Other investments Other equity investments - of which private Market comparable Minimum	Dec. 31, 2013 Other investments Other equity investments - of which private Market comparable Maximum	Dec. 31, 2013 Other investments Other equity investments - of which private Market comparable Weighted average	Jun. 30, 2014 Other investments Equity securities	Dec. 31, 2013 Other investments Equity securities	Jun. 30, 2013 Other investments Equity securities	Dec. 31, 2012 Other investments Equity securities	Jun. 30, 2014 Loans	Dec. 31, 2013 Loans	Jun. 30, 2013 Loans	Dec. 31, 2012 Loans	Jun. 30, 2014 Loans - of which commercial and industrial	Dec. 31, 2013 Loans - of which commercial and industrial	Jun. 30, 2013 Loans - of which commercial and industrial	Dec. 31, 2012 Loans - of which commercial and industrial	Jun. 30, 2014 Loans - of which commercial and industrial Discounted cash flow	Dec. 31, 2013 Loans - of which commercial and industrial Discounted cash flow	Dec. 31, 2013 Loans - of which commercial and industrial Discounted cash flow Minimum	Jun. 30, 2014 Loans - of which commercial and industrial Discounted cash flow Minimum	Dec. 31, 2013 Loans - of which commercial and industrial Discounted cash flow Maximum	Jun. 30, 2014 Loans - of which commercial and industrial Discounted cash flow Maximum	Dec. 31, 2013 Loans - of which commercial and industrial Discounted cash flow Weighted average	Jun. 30, 2014 Loans - of which commercial and industrial Discounted cash flow Weighted average	Jun. 30, 2014 Loans - of which commercial and industrial Market comparable	Dec. 31, 2013 Loans - of which commercial and industrial Market comparable	Dec. 31, 2013 Loans - of which commercial and industrial Market comparable Minimum	Jun. 30, 2014 Loans - of which commercial and industrial Market comparable Minimum	Dec. 31, 2013 Loans - of which commercial and industrial Market comparable Maximum	Jun. 30, 2014 Loans - of which commercial and industrial Market comparable Maximum	Dec. 31, 2013 Loans - of which commercial and industrial Market comparable Weighted average	Jun. 30, 2014 Loans - of which commercial and industrial Market comparable Weighted average	Jun. 30, 2014 Loans - of which financial institutions	Dec. 31, 2013 Loans - of which financial institutions	Jun. 30, 2013 Loans - of which financial institutions	Dec. 31, 2012 Loans - of which financial institutions	Dec. 31, 2013 Loans - of which financial institutions Discounted cash flow Minimum	Jun. 30, 2014 Loans - of which financial institutions Discounted cash flow Minimum	Dec. 31, 2013 Loans - of which financial institutions Discounted cash flow Maximum	Jun. 30, 2014 Loans - of which financial institutions Discounted cash flow Maximum	Dec. 31, 2013 Loans - of which financial institutions Discounted cash flow Weighted average	Jun. 30, 2014 Loans - of which financial institutions Discounted cash flow Weighted average	Jun. 30, 2014 Other intangible assets.	Dec. 31, 2013 Other intangible assets.	Jun. 30, 2013 Other intangible assets.	Dec. 31, 2012 Other intangible assets.	Jun. 30, 2014 Other assets	Dec. 31, 2013 Other assets	Jun. 30, 2013 Other assets	Dec. 31, 2012 Other assets	Jun. 30, 2014 Other assets - of which loans held-for-sale	Dec. 31, 2013 Other assets - of which loans held-for-sale	Jun. 30, 2013 Other assets - of which loans held-for-sale	Dec. 31, 2012 Other assets - of which loans held-for-sale	Jun. 30, 2014 Other assets - of which loans held-for-sale Discounted cash flow	Dec. 31, 2013 Other assets - of which loans held-for-sale Discounted cash flow	Dec. 31, 2013 Other assets - of which loans held-for-sale Discounted cash flow Minimum	Jun. 30, 2014 Other assets - of which loans held-for-sale Discounted cash flow Minimum	Dec. 31, 2013 Other assets - of which loans held-for-sale Discounted cash flow Maximum	Jun. 30, 2014 Other assets - of which loans held-for-sale Discounted cash flow Maximum	Dec. 31, 2013 Other assets - of which loans held-for-sale Discounted cash flow Weighted average	Jun. 30, 2014 Other assets - of which loans held-for-sale Discounted cash flow Weighted average	Jun. 30, 2014 Other assets - of which loans held-for-sale Vendor price	Dec. 31, 2013 Other assets - of which loans held-for-sale Vendor price	Dec. 31, 2013 Other assets - of which loans held-for-sale Vendor price Minimum	Jun. 30, 2014 Other assets - of which loans held-for-sale Vendor price Minimum	Dec. 31, 2013 Other assets - of which loans held-for-sale Vendor price Maximum	Jun. 30, 2014 Other assets - of which loans held-for-sale Vendor price Maximum	Dec. 31, 2013 Other assets - of which loans held-for-sale Vendor price Weighted average	Jun. 30, 2014 Other assets - of which loans held-for-sale Vendor price Weighted average	Jun. 30, 2014 Other assets - of which loans held-for-sale Market comparable	Dec. 31, 2013 Other assets - of which loans held-for-sale Market comparable	Dec. 31, 2013 Other assets - of which loans held-for-sale Market comparable Minimum	Jun. 30, 2014 Other assets - of which loans held-for-sale Market comparable Minimum	Dec. 31, 2013 Other assets - of which loans held-for-sale Market comparable Maximum	Jun. 30, 2014 Other assets - of which loans held-for-sale Market comparable Maximum	Dec. 31, 2013 Other assets - of which loans held-for-sale Market comparable Weighted average	Jun. 30, 2014 Other assets - of which loans held-for-sale Market comparable Weighted average	Jun. 30, 2014 Assets	Dec. 31, 2013 Assets	Jun. 30, 2013 Assets	Dec. 31, 2012 Assets
Quantitative information about level 3 assets at fair value
Fair value, assets	69	204							13,481	13,710	14,513	15,509	4,600	5,069	4,511	5,888	1,774	2,128	2,057	3,192	122	129							1,125	807							427	592							548	436	906	724							334	417	306	1,023							1,369	1,567	865	447	338	278							110	118							785	423							674	595	423	485	25	35							421	270							5,125	5,217	6,579	6,650	1,713	1,574	1,560	1,859							1,097	1,138	1,627	1,294							932	1,240	2,076	1,920							3,082	2,829	3,000	2,486	646	589							2,398	2,139							3	2	319	170	4,899	6,969	7,925	8,184	1,251	3,345	323	392	1,720	1,632	1,605	1,600	1,713	1,818							1,720	1,630	350	384							944	813				3,294	5,369	6,212	6,366	8,598	7,998	7,149	6,619	5,699	5,309	4,899	4,778	4,798	4,526							637	326							1,572	1,322	1,298	1,530							66	42	39	43	5,923	6,159	6,631	5,164	5,242	5,615	5,842	4,463	820	1,042							1,707	1,954							2,424	2,420							33,039	35,084	36,576	35,689
Unobservable input
Funding spread (in bp)			90	350	350	350	178	350
Buyback probability (in %)																							50.00%	50.00%	100.00%	100.00%	62.00%	59.00%
Capitalization rate (in %)																																																											5.00%	7.00%	12.00%	12.00%	9.00%	8.00%																																			7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
Correlation (in %)																							(83.00%)	(83.00%)	96.00%	100.00%	14.00%	12.00%																																																																																													15.00%	15.00%	100.00%	100.00%	82.00%	80.00%					34.00%	32.00%	97.00%	97.00%	83.00%	70.00%					(83.00%)	(83.00%)	96.00%	100.00%	14.00%	12.00%
Credit spread (in bp)																															22	9	957	1,445	348	383																																																																																					95	60	2,054	531	218	137					1	1	2,054	1,928	298	117																																																											897		3,175		1,207																					50	11	2,488	2,692	504	366													98	93	884	813	302	318															75	75	2,389	623	467	270
Contingent probability (in %)																																																																																																																																																																																																			59.00%	69.00%	59.00%	69.00%	59.00%	69.00%
EBITDA multiple																																																																																																											3	3	12	12	7	9																																																																																											1	10	8
Life expectancy (in years)																																																																																																																																																									3	3	19	20	9	9																											1	1	21	21	9	8
Prepayment rate (in %)																																																	0.00%	0.00%	27.00%	35.00%	7.00%	8.00%					0.00%	0.00%	20.00%	28.00%	10.00%	14.00%							0.00%	0.00%	30.00%	30.00%	7.00%	10.00%																																													5.00%	5.00%	31.00%	36.00%	24.00%	28.00%					0.00%	0.00%	17.00%	31.00%	5.00%	5.00%
Price (in %)																																							0.00%	0.00%	112.00%	135.00%	91.00%	89.00%																																			0.00%	50.00%	100.00%	100.00%	94.00%	95.00%			85.00%	89.00%	101.00%	197.00%	98.00%	186.00%																1.00%		179.00%		48.00%																																																	0.00%	0.00%	146.00%	108.00%	34.00%	45.00%																																																														0.00%	0.00%	100.00%	118.00%	69.00%	92.00%																																	0.00%	0.00%	160.00%	104.00%	99.00%	99.00%			0.00%	0.00%	105.00%	103.00%	59.00%	68.00%
Recovery rate (in %)																																																																																																																																			0.00%	0.00%	77.00%	77.00%	25.00%	26.00%																																																																																																																										1.00%	1.00%	1.00%	1.00%	0.00%	1.00%
Volatility (in %)																																																																																																																									2.00%		31.00%		6.00%																2.00%	0.00%	252.00%	170.00%	26.00%	20.00%
Volatility skew (in %)																																																																																																																									(9.00%)	(8.00%)	2.00%	2.00%	(1.00%)	(1.00%)
Discount rate (in %)																																																	2.00%	1.00%	33.00%	32.00%	9.00%	9.00%					1.00%	1.00%	30.00%	26.00%	9.00%	8.00%							2.00%	2.00%	24.00%	18.00%	6.00%	8.00%																							15.00%	15.00%	15.00%	15.00%	15.00%	15.00%																											4.00%	1.00%	29.00%	34.00%	14.00%	15.00%
Default rate (in %)																																																	0.00%	0.00%	25.00%	27.00%	5.00%	3.00%					0.00%	0.00%	18.00%	14.00%	1.00%	0.00%							1.00%	0.00%	15.00%	7.00%	3.00%	2.00%																																																							1.00%	1.00%	16.00%	22.00%	6.00%	7.00%
Loss severity (in %)																																																	0.00%	0.00%	100.00%	100.00%	48.00%	42.00%					0.00%	0.00%	40.00%	50.00%	3.00%	2.00%							25.00%	0.00%	100.00%	100.00%	68.00%	31.00%																																																							10.00%	10.00%	100.00%	90.00%	59.00%	57.00%